Trade, other payables and provisions (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Trade payables	$ 3,181	$ 2,358
Non-trade payables and accrued expenses	2,345	1,623
Total financial trade and other payables	8,849	7,233
Current portion of provisions and other non-financial payables	888	2,433
Trade, other payables and provisions	9,737	9,666
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Related party payables	2,464	2,632
Related parties [member]
Disclosure of transactions between related parties [line items]
Related party payables	$ 858	$ 620